Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Trading Symbol	GPCM
Entity Registrant Name	GRANDPARENTS.COM, INC.
Entity Central Index Key	0001020475
Entity Filer Category	Smaller Reporting Company